Restructuring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring plan commitment date	Apr. 30, 2012		Apr. 30, 2012
Percentage of reduction in company's total headcount	40.00%		40.00%
Restructuring charges		$ 23	$ 70	$ 2,145
Restructuring reserve		$ 199	$ 246	$ 198